PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipments [Abstract]
Amount committed for the acquisition of property, plant and equipment	$ 239,815	$ 363,504